Commitments and Contingencies (Details) - USD ($) $ in Millions		1 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Feb. 04, 2021	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Oct. 01, 2020	Jan. 31, 2020
EQRx, INC. [Member]
Commitments and Contingencies (Details) [Line Items]
Expire date		Jan. 31, 2023
Annual rent		$ 2.5	$ 2.5
Initial annual rent		$ 2.7					$ 3.0
Improvement allowance								$ 1.0	$ 1.0
Property and equipment							1.0
Security deposit							0.8
Lease agreement amount							0.6
Cash payments					$ 2.0	$ 1.4
Lease agreement, description			the Company entered into a non-cancellable operating lease with Surface Oncology, Inc. (“Surface”) for 33,529 square feet of office space in Cambridge, Massachusetts (the “Lease Agreement”). The term of the Lease Agreement commenced on January 1, 2020, and will expire on January 31, 2023, with no renewal option.
Lease allowance							1.0	$ 1.0
Raising value							$ 100.0
Weighted average remaining lease term							2 years 1 month 6 days
Weighted average discount rate							9.00%
Business Acquisition [Member]
Commitments and Contingencies (Details) [Line Items]
Description of underwriting agreement	The underwriters will be entitled to a cash underwriting discount of two percent (2%) of the gross proceeds of the Proposed Public Offering, or $9,600,000 (or up to $11,040,000 if the underwriters’ over-allotment is exercised in full). Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Proposed Public Offering, or $16,800,000 (or up to $19,320,000 if the underwriters’ over-allotment is exercised in full), upon the completion of the Company’s initial Business Combination.			The underwriters were entitled to a cash underwriting discount of two percent (2%) of the gross proceeds of the Initial Public Offering, or approximately $11.0 million. Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Initial Public Offering, or approximately $19.3 million if the underwriters’ over-allotment is exercised in full), upon the completion of the Company’s initial Business Combination.
Maximum [Member] | EQRx, INC. [Member]
Commitments and Contingencies (Details) [Line Items]
Initial annual rent			$ 2.7
Security deposit							$ 0.8
Lease agreement amount							100.0
Minimum [Member] | EQRx, INC. [Member]
Commitments and Contingencies (Details) [Line Items]
Initial annual rent			$ 2.5
Security deposit							0.6
Property, Plant and Equipment [Member] | EQRx, INC. [Member]
Commitments and Contingencies (Details) [Line Items]
Lease allowance							$ 1.0
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of additional shares (in Shares)				7,200,000
Purchase of additional shares (in Shares)	7,200,000